UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-03651

Touchstone Strategic Trust – June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: June 30

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Credit Opportunities Fund – March 31, 2017 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 74.6%

	Consumer Discretionary — 17.3%
$70,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.625% 2/15/25	$73,981
430,000	Altice Luxembourg SA (Luxembourg),
	144a, 7.750% 5/15/22	456,337
300,000	AMC Entertainment, Inc.
	5.875% 2/15/22(A)	313,125
165,000	Boyd Gaming Corp. 6.375% 4/1/26	176,550
300,000	Cablevision Systems Corp.
	5.875% 9/15/22	302,625
110,000	Carlson Travel, Inc., 144a,
	6.750% 12/15/23	114,400
100,000	CCM Merger, Inc., 144a,
	6.000% 3/15/22	102,000
600,000	Cedar Fair LP / Canada's Wonderland
	Co. / Magnum Management Corp.
	5.375% 6/1/24	615,000
339,000	ClubCorp Club Operations, Inc., 144a,
	8.250% 12/15/23	368,662
100,000	CSC Holdings LLC 5.250% 6/1/24	99,625
58,000	Grinding Media, Inc. / MC Grinding
	Media Canada Inc., 144a,
	7.375% 12/15/23	60,900
550,000	Hillman Group, Inc. (The), 144a,
	6.375% 7/15/22	524,647
305,000	Jack Ohio Finance LLC / Jack Ohio
	Finance 1 Corp., 144a,
	6.750% 11/15/21	315,675
150,000	Jacobs Entertainment, Inc., 144a,
	7.875% 2/1/24	154,312
400,000	JC Penney Corp., Inc., 144a,
	5.875% 7/1/23	400,000
575,000	L Brands, Inc. 6.875% 11/1/35	554,875
146,000	Masonite International Corp. (Canada),
	144a, 5.625% 3/15/23	148,991
246,000	Mohegan Tribal Gaming Authority,
	144a, 7.875% 10/15/24	249,382
140,000	Pinnacle Entertainment, Inc., 144a,
	5.625% 5/1/24	141,750
25,000	Rivers Pittsburgh Borrower LP / Rivers
	Pittsburgh Finance Corp., 144a,
	6.125% 8/15/21	25,438
714,000	Sabre GLBL, Inc., 144a,
	5.250% 11/15/23(A)	730,065
125,000	Sally Holdings LLC / Sally Capital, Inc.
	5.625% 12/1/25	124,844
400,000	Scotts Miracle-Gro Co. (The)
	6.000% 10/15/23	425,000
600,000	Seminole Hard Rock Entertainment,
	Inc. / Seminole Hard Rock
	International LLC, 144a,
	5.875% 5/15/21	609,000
800,000	SFR Group SA (France), 144a,
	6.250% 5/15/24	805,000
300,000	Sinclair Television Group, Inc., 144a,
	5.625% 8/1/24	303,750
325,000	Sirius XM Radio, Inc., 144a,
	4.625% 5/15/23	332,312
457,000	Six Flags Entertainment Corp., 144a,
	4.875% 7/31/24	452,430
295,000	Summit Materials LLC / Summit
	Materials Finance Corp.
	6.125% 7/15/23	300,900
250,000	Ziggo Bond Finance BV (Netherlands),
	144a, 5.875% 1/15/25	251,875
		9,533,451

	Telecommunication Services — 14.2%
500,000	Altice US Finance I Corp., 144a,
	5.375% 7/15/23	515,625
350,000	Block Communications, Inc., 144a,
	6.875% 2/15/25	371,000
300,000	Digicel Group Ltd. (Bermuda), 144a,
	8.250% 9/30/20	257,820
500,000	Digicel Ltd. (Bermuda), 144a,
	6.000% 4/15/21	454,375
360,000	Frontier Communications Corp.
	11.000% 9/15/25	350,100
399,000	Gray Television, Inc., 144a,
	5.125% 10/15/24	394,012
792,000	Inmarsat Finance PLC (United
	Kingdom), 144a, 4.875% 5/15/22	784,080
120,000	Intelsat Jackson Holdings SA
	(Luxembourg), 144a,
	8.000% 2/15/24	127,200
145,000	Lee Enterprises, Inc., 144a,
	9.500% 3/15/22	152,185
500,000	Level 3 Financing, Inc. 5.375% 1/15/24	511,875
100,000	Level 3 Financing, Inc. 5.375% 5/1/25	101,750
335,000	NeuStar, Inc. 4.500% 1/15/23	343,794
449,000	Nexstar Broadcasting, Inc., 144a,
	5.625% 8/1/24	455,735
42,000	Sinclair Television Group, Inc., 144a,
	5.125% 2/15/27	40,530
125,000	Sinclair Television Group, Inc., 144a,
	5.875% 3/15/26	128,125
300,000	Sirius XM Radio, Inc., 144a,
	5.375% 7/15/26	306,750
500,000	Sprint Corp. 7.250% 9/15/21	539,750
305,000	Sprint Corp. 7.625% 2/15/25	333,212
500,000	T-Mobile USA, Inc. 6.375% 3/1/25(A)	538,750
500,000	Tribune Media Co. 5.875% 7/15/22	521,250
500,000	Univision Communications, Inc., 144a,
	5.125% 2/15/25	491,875
110,000	West Corp., 144a, 5.375% 7/15/22	108,075
		7,827,868

	Energy — 11.5%
160,000	Alta Mesa Holdings LP / Alta Mesa
	Finance Services Corp., 144a,
	7.875% 12/15/24	166,800
160,000	Atwood Oceanics, Inc. 6.500% 2/1/20	144,200

1

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 74.6% (Continued)

	Energy — (Continued)
$200,000	Calfrac Holdings LP, 144a,
	7.500% 12/1/20	$179,500
275,000	California Resources Corp., 144a,
	8.000% 12/15/22	223,438
165,000	Chesapeake Energy Corp., 144a,
	8.000% 12/15/22	172,838
42,000	Chesapeake Energy Corp., 144a,
	8.000% 1/15/25	42,000
198,000	Continental Resources, Inc.
	4.500% 4/15/23	192,678
110,000	Continental Resources, Inc.
	5.000% 9/15/22	111,100
260,000	Extraction Oil & Gas Holdings LLC /
	Extraction Finance Corp., 144a,
	7.875% 7/15/21	274,300
17,000	Foresight Energy LLC / Foresight
	Energy Finance Corp., 144a,
	11.500% 4/1/23	15,895
555,000	FTS International, Inc. 6.250% 5/1/22	485,625
500,000	Genesis Energy LP / Genesis Energy
	Finance Corp. 6.000% 5/15/23	502,500
83,000	Gibson Energy, Inc. (Canada), 144a,
	6.750% 7/15/21	86,735
90,000	Gulfport Energy Corp., 144a,
	6.000% 10/15/24	87,300
60,000	MEG Energy Corp., 144a,
	6.500% 1/15/25	60,000
55,000	MEG Energy Corp. (Canada), 144a,
	6.375% 1/30/23	49,156
250,000	MEG Energy Corp. (Canada), 144a,
	7.000% 3/31/24	223,750
250,000	Murphy Oil Corp. 6.875% 8/15/24	265,000
110,000	Murray Energy Corp., 144a,
	11.250% 4/15/21	84,975
575,000	New Gold, Inc. (Canada), 144a,
	6.250% 11/15/22	576,438
200,000	Newfield Exploration Co.
	5.375% 1/1/26	208,880
99,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 5.375% 1/15/25	100,238
500,000	Parsley Energy LLC / Parsley Finance
	Corp., 144a, 6.250% 6/1/24	530,000
150,000	PDC Energy, Inc. 7.750% 10/15/22	157,875
65,000	Peabody Securities Finance Corp.,
	144a, 6.000% 3/31/22	64,634
75,000	Peabody Securities Finance Corp.,
	144a, 6.375% 3/31/25	74,625
65,000	Precision Drilling Corp. (Canada), 144a,
	7.750% 12/15/23	68,412
50,000	Rowan Cos., Inc. 7.375% 6/15/25	50,250
207,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
	5.500% 8/15/22	207,000
390,000	Summit Midstream Holdings LLC /
	Summit Midstream Finance Corp.
	5.750% 4/15/25	388,050
397,000	Whiting Petroleum Corp.
	6.250% 4/1/23	395,015
152,000	WildHorse Resource Development
	Corp., 144a, 6.875% 2/1/25	145,160
		6,334,367

	Information Technology — 8.2%
105,000	CDW LLC / CDW Finance Corp.
	5.000% 9/1/25	107,100
200,000	Diamond 1 Finance Corp. / Diamond
	2 Finance Corp., 144a,
	7.125% 6/15/24	221,096
600,000	First Data Corp., 144a, 5.000% 1/15/24	610,500
430,000	MSCI, Inc., 144a, 5.750% 8/15/25(A)	456,875
500,000	NCR Corp. 5.000% 7/15/22	507,500
495,000	Nielsen Co. Luxembourg SARL (The),,
	144a, (Luxembourg), 5.000% 2/1/25	493,144
180,000	Open Text Corp. (Canada), 144a,
	5.875% 6/1/26	188,550
370,000	Radiate Holdco LLC / Radiate Finance,
	Inc., 144a, 6.625% 2/15/25	365,144
634,000	Sensata Technologies BV
	(Netherlands), 144a,
	5.000% 10/1/25	638,755
510,000	Solera LLC / Solera Finance, Inc., 144a,
	10.500% 3/1/24	582,675
294,000	TIBCO Software, Inc., 144a,
	11.375% 12/1/21	325,605
		4,496,944

	Health Care — 6.2%
443,000	BioScrip, Inc. 8.875% 2/15/21	380,834
130,000	Centene Corp. 6.125% 2/15/24	139,588
188,000	DaVita, Inc. 5.000% 5/1/25	188,470
300,000	DaVita, Inc. 5.125% 7/15/24(A)	303,000
460,000	DJO Finco, Inc. / DJO Finance LLC /
	DJO Finance Corp., 144a,
	8.125% 6/15/21	401,350
100,000	HCA, Inc. 7.690% 6/15/25	113,875
250,000	Hill-Rom Holdings, Inc., 144a,
	5.000% 2/15/25	249,688
110,000	IASIS Healthcare LLC / IASIS Capital
	Corp. 8.375% 5/15/19	105,325
250,000	Mallinckrodt International Finance SA
	(Luxembourg) 4.750% 4/15/23	211,875
75,000	Mallinckrodt International Finance SA
	/ Mallinckrodt CB LLC
	(Luxembourg), 144a,
	5.500% 4/15/25	69,000
295,000	Molina Healthcare, Inc.
	5.375% 11/15/22	305,877
500,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 5.375% 3/15/20	447,500
440,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.125% 4/15/25	338,800

2

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 74.6% (Continued)

	Health Care — (Continued)
$155,000	Valeant Pharmaceuticals International,
	Inc. (Canada), 144a, 6.500% 3/15/22	$159,456
		3,414,638

	Materials — 5.1%
110,000	ARD Finance SA,, 144a, (Luxembourg),
	7.125% 9/15/23	113,300
145,000	Ardagh Packaging Finance PLC /
	Ardagh Holdings USA, Inc. (Ireland),
	144a, 6.000% 2/15/25	146,631
45,000	CF Industries, Inc. 5.150% 3/15/34	42,075
250,000	Constellium NV (Netherlands), 144a,
	5.750% 5/15/24	231,250
300,000	Constellium NV (Netherlands), 144a,
	7.875% 4/1/21	320,250
69,000	Freeport-McMoRan, Inc.
	3.875% 3/15/23	63,454
110,000	Freeport-McMoRan, Inc.
	5.400% 11/14/34	95,700
300,000	Hecla Mining Co. 6.875% 5/1/21	306,750
120,000	Hexion, Inc., 144a, 10.375% 2/1/22	119,700
37,000	Hudbay Minerals, Inc. (Canada), 144a,
	7.250% 1/15/23	39,220
108,000	Kraton Polymers LLC / Kraton
	Polymers Capital Corp., 144a,
	7.000% 4/15/25	109,485
500,000	Owens-Brockway Glass Container, Inc.,
	144a, 5.875% 8/15/23	529,062
23,000	Teck Resources Ltd. (Canada), 144a,
	8.500% 6/1/24	26,536
130,000	Tronox Finance LLC 6.375% 8/15/20	130,488
524,000	Tronox Finance LLC, 144a,
	7.500% 3/15/22	542,340
		2,816,241

	Industrials — 4.4%
500,000	Air Medical Group Holdings, Inc., 144a,
	6.375% 5/15/23	483,750
500,000	BMC East LLC, 144a, 5.500% 10/1/24	508,750
165,000	Bombardier, Inc. (Canada), 144a,
	6.000% 10/15/22	162,649
111,000	Builders FirstSource, Inc., 144a,
	5.625% 9/1/24	112,665
613,000	Oshkosh Corp. 5.375% 3/1/25	632,922
115,000	TransDigm, Inc., 144a, 6.500% 5/15/25	116,006
375,000	United Rentals North America, Inc.
	5.875% 9/15/26	390,938
10,000	Vertiv Group Corp., 144a,
	9.250% 10/15/24	10,700
		2,418,380

	Financials — 3.7%
750,000	Blue Racer Midstream LLC / Blue Racer
	Finance Corp., 144a,
	6.125% 11/15/22	759,375
225,000	GEO Group, Inc. (The) REIT
	6.000% 4/15/26	227,863
400,000	HUB International Ltd., 144a,
	7.875% 10/1/21	417,000
200,000	HUB International Ltd., 144a,
	9.250% 2/15/21	206,360
400,000	Realogy Group LLC / Realogy
	Co.-Issuer Corp., 144a,
	4.875% 6/1/23	391,000
		2,001,598

	Utilities — 2.0%
350,000	Ferrellgas LP / Ferrellgas Finance Corp.
	6.750% 6/15/23	329,000
100,000	Ferrellgas Partners LP / Ferrellgas
	Partners Finance Corp., 144a,
	8.625% 6/15/20	95,750
115,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a, 6.125% 3/1/25	111,550
280,000	NGL Energy Partners LP / NGL Energy
	Finance Corp., 144a,
	7.500% 11/1/23	289,100
240,000	Talen Energy Supply LLC, 144a,
	4.625% 7/15/19	245,400
		1,070,800

	Consumer Staples — 1.1%
165,000	Albertsons Cos. LLC / Safeway, Inc. /
	New Albertson's, Inc. / Albertson's
	LLC, 144a, 5.750% 3/15/25	160,050
175,000	B&G Foods, Inc. 5.250% 4/1/25	176,531
11,000	Ceridian HCM Holding, Inc., 144a,
	11.000% 3/15/21	11,591
115,000	Cott Holdings, Inc., 144a,
	5.500% 4/1/25	117,047
50,000	Ferrellgas LP / Ferrellgas Finance Corp.
	6.750% 1/15/22	47,250
100,000	KFC Holding Co. / Pizza Hut Holdings
	LLC / Taco Bell of America LLC,
	144a, 5.250% 6/1/26	101,750
		614,219

	Real Estate — 0.9%
471,000	ESH Hospitality, Inc., 144a,
	5.250% 5/1/25	474,825
	Total Corporate Bonds	$41,003,331

	Bank Loans(B)(C) — 16.9%

	Telecommunication Services — 3.7%
293,199	Acosta, Inc., Tranche B-1 Loan, 4.289%,
	9/26/21	274,141
240,000	Affinion Group Inc., Initial Second Lien
	Term Loan, 8.500%, 10/31/18(D)	234,857
494,867	Affinion Group, Inc., Tranche B Term
	Loan, 6.750%, 4/30/18(D)	492,487

3

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(B)(C) — 16.9% (Continued)

	Telecommunication Services — (Continued)
$234,043	Checkout Holding Corp., Term B Loan
	(First Lien), 4.500%, 4/9/21	$210,639
264,756	Endurance Business Media, Inc., Term
	Loan, 6.532%, 11/9/19	265,749
107,778	Infoblox Inc., Term Loan (First Lien),
	5.982%, 11/7/23	108,789
283,486	Intelsat Jackson Holdings Ltd. Tranche
	B-2 Term Loan, 3.887%, 6/30/19(D)	277,266
98,000	Owl Finance PLC, 9/7/65(D)	198,450
		2,062,378

	Industrials — 3.6%
303,347	Air Medical Group Holdings, Inc.,
	Initial Term Loan, 4.250%, 4/28/22	303,062
464,686	American Renal Holdings Inc., Term B
	Loan, (First Lien), 4.750%, 8/20/19	464,301
100,000	Bway Holding Co. Unsecured Bridge
	Loan, 3/2/18(D)	99,500
103,849	Engility Corp., Term B-2 Loan, 4.750%,
	8/12/23(D)	104,271
57,549	Envigo Holdings, Term Loan, 9.530%,
	10/28/21	56,686
149,250	Forterra Finance LLC, Initial Term Loan,
	4.500%, 10/25/23	150,407
454,630	JELD-WEN, Inc., Term B-3 Loan,
	4.147%, 7/1/22	457,280
147,797	Syncreon Global Finance (US), Inc.
	(Syncreon Group BV), Term Loan,
	5.250%, 10/28/20	133,295
204,553	Syniverse Holdings, Inc., Initial Term
	Loan, 4.039%, 4/23/19	187,933
		1,956,735

	Health Care — 2.7%
170,000	Air Methods Corp. Bridge Loan,
	4/13/24(D)	170,000
44,185	BPA Laboratories, Inc., Term Loan 2L,
	9.530%, 7/1/17(D)	28,720
109,035	General Nutrition Centers, Inc.
	Amended Tranche B Term Loan,
	3/4/19(D)	93,171
284,359	Immucor, Inc., Term B-2 Loan, 5.000%,
	8/17/18	280,603
987,500	US Renal Care, Inc., Term Loan B,
	5.396%, 12/31/22	924,853
		1,497,347

	Energy — 2.5%
18,474	Alinta Energy Finance Pty. Ltd.,
	Delayed Draw Term Loan, 6.375%,
	8/13/18	18,497
277,439	Alinta Energy Finance Pty. Ltd., Term B
	Loan, 6.375%, 8/13/19	277,786
100,000	California Resources Corp., Loan,
	11.375%, 12/31/21	110,333
125,000	Chesapeake Energy Corp., Class A
	Loan, 8.553%, 8/23/21	132,969
39,548	Emerald 2 Ltd., Term Loan B-1, 5.147%,
	5/14/21	36,977
29,897	Energy & Exploration Partners LLC,
	Term Loan A, 13.000%, 11/10/21	28,701
15,640	Energy & Exploration Partners LLC.,
	Term Loan 2nd Lien, 5.000%,
	5/13/22	7,038
125,000	FTS International Inc., Initial Term
	Loan, 5.750%, 4/16/21	108,464
72,353	Gulf Finance, LLC, Tranche B Term
	Loan, 6.250%, 8/25/23	72,051
318,836	Murray Energy Corp., Term B-2 Loan,
	8.397%, 4/16/20(D)	308,971
415,602	Seadrill Operating LP (Seadrill Partners
	Finco LLC), Initial Term Loan
	(Marshall Islands), 4.000%,
	2/21/21(D)	280,876
		1,382,663

	Financials — 1.4%
450,000	Asurion LLC, Term Loan (Second Lien),
	8.500%, 3/3/21	455,062
119,250	Diebold, Inc., Dollar Term B Loan,
	5.375%, 11/6/23	120,927
200,000	Lonestar Intermediate Super Holdings
	LLC., Term Loan, 10.000%, 8/31/21	207,750
		783,739

	Information Technology — 1.2%
79,000	Avast Software BV, Initial Dollar Term
	Loan 5.000%, 8/3/22	79,592
192,717	Conduent Inc., Term B Loan, 6.334%,
	12/7/23	194,693
266,070	Evergreen (Skillsoft Corp.), Initial Term
	Loan (First Lien) (Luxemburg),
	5.750%, 4/28/21	244,287
94,086	Optiv Inc., Initial Term Loan (First Lien),
	4.250%, 2/1/24	94,498
40,000	Optiv Inc., Initial Term Loan (Second
	Lien), 8.250%, 1/31/25	40,600
		653,670

	Consumer Discretionary — 0.9%
298,476	Academy Ltd., Initial Term Loan,
	5.070%, 7/2/22(D)	219,678
315,000	Cumulus Media Holdings, Inc., Term
	Loan, 4.250%, 12/23/20(D)	235,913
36,500	York Risk Services Holding Corp.
	(Onex York Finance LP), Term Loan,
	4.897%, 10/1/21	35,451
		491,042

	Materials — 0.9%
274,289	Fairmount Minerals, Ltd., New Tranche
	B-2 Term Loan, 4.500%, 9/5/19	268,291

4

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Bank Loans(B)(C)—16.9% (Continued)

	Materials — (Continued)
$138,654	Kraton Polymers LLC, Replacement
	Term Loan, 5.000%, 1/6/22	$139,867
75,400	PQ Corp., Tranche B-1 Term Loan,
	5.289%, 11/4/22	76,167
		484,325
	Total Bank Loans	$9,311,899

	Asset-Backed Securities — 3.7%
500,000	Clear Creek CLO Ltd., Ser 2015-1A,
	Class D, 144a, 4.781%, 4/20/27(E)	500,052
250,000	Denali Capital CLO XII Ltd., Ser
	2016-1A, Class E, 144a,
	8.773%, 4/15/28(E)	250,728
300,000	Madison Park Funding XII Ltd., Ser
	2014-12A, Class SUB, 144a,
	0.000%, 7/20/26	237,670
500,000	OZLM XIV Ltd., Ser 2015-14A, Class D,
	144a, 7.373%, 1/15/29(E)	500,171
300,000	Symphony CLO XVI Ltd., Ser 2015-16A,
	Class D, 144a, 4.530%, 7/15/28(E)	300,971
250,000	TICP CLO I Ltd., Ser 2015-1A, Class D,
	144a, 4.431%, 7/20/27(E)	248,408
	Total Asset-Backed Securities	$2,038,000

Shares

	Common Stocks — 1.2%

	Information Technology — 0.0%
173,899	Eagle Topco Ltd.	—

	Energy — 1.2%
40	Energy & Exploration Partners, LLC*	—
5,312	Linn Energy, Inc.*	174,410
15,400	Midstates Petroleum Co., Inc.*	284,130
7,271	Trident, Class A Templar Restructure	53,624
10,845	Trident, Templar Restructure	132,849

	Advertising — 0.0%
163,444	YH Limited	—
	Total Common Stocks	$645,013

	Warrants — 0.0%

	Health Care — 0.0%
237	Lion Holdings, Inc. Series B Warrant	—
148	Lion Holdings, Inc. Series A Warrant	—
	Total Warrants	$—

	Investment Fund — 0.2%
6,000	DoubleLine Income Solutions Fund,
	Common Shares±	$120,420

	Short-Term Investment Fund — 2.7%
1,498,987	Dreyfus Government Cash
	Management, Institutional
	Shares, 0.66%∞Ω	$1,498,987

Total Long Positions —99.3%
(Cost $53,253,600)		$54,617,650

Principal
Amount

	Securities Sold Short — (0.9%)

	Corporate Bonds — (0.8%)

	Health Care — (0.5%)
$(300,000)	Select Medical Corp., 6.375%,
	6/1/2021	(303,000)

	Consumer Discretionary — (0.3%)
(200,000)	Acosta, Inc. 7.750%, 6/4/16, 144a	(169,800)
	Total Corporate Bonds	$(472,800)

Shares

	Common Stock — (0.1%)

	Consumer Staples — (0.1%)
(1,700)	Whole Foods Market, Inc.	(50,524)
	Total Common Stocks	$(50,524)

Total Securities Sold Short
(Proceeds $538,219)		$(523,324)

Total —98.4%		$54,094,326

Other Assets in Excess of Liabilities — 1.6%		906,594

Net Assets — 100.0%		$55,000,920

(A)	All or a portion of these securities are held as collateral for securities sold short. The total value of the securities held as collateral as of March 31, 2017 was $1,882,625.

(B)	Bank loans pay interest at rates which adjust periodically. The interest rates shown are the current interest rates as of March 31, 2017.

(C)	Term Loan has additional unfunded loan commitments. See Notes to Portfolios of Investments.

5

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

(D)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(E)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2017.

*	Non-income producing security.

±	Closed-End Fund.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

CLO - Collateral Loan Obligations

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $ 28,803,919 or 52.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$41,003,331	$—	$41,003,331
Bank Loans	—	9,042,399	269,500	9,311,899
Asset-Backed Securities	—	2,038,000	—	2,038,000
Common Stocks	470,603	—	174,410	645,013
Warrants	—	—	—	—
Investment Fund	120,420	—	—	120,420
Short-Term Investment Fund	1,498,987	—	—	1,498,987
Total Assets	$2,090,010	$52,083,730	$443,910	$54,617,650

Liabilities Securities Sold Short
Corporate Bonds	$—	$(472,800)	$—	$(472,800)
Common Stock	(50,524)	—	—	(50,524)
Other Financial Instruments*
Unfunded Loan Commitments	—	(432)	—	(432)
Total Liabilities	$(50,524)	$(473,232)	$—	$(523,756)
Total	$2,039,486	$51,610,498	$443,910	$54,093,894

* Other Financial Instruments include unfunded loan commitments not reflected in total investments. Amounts shown represent unrealized depreciation on unfunded loan commitments.

Transactions in written options for the period ended March 31, 2017.

	Number of	Premiums
	Contracts	Received
Beginning balance, June 30, 2016	—	$—
Call Options Written	162	8,478
Call Options Closed	(162)	(8,478)
Ending balance, March 31, 2017	—	$—

6

Touchstone Credit Opportunities Fund (Unaudited) (Continued)

Measurements Using Unobservable Inputs (Level 3)

	Bank	Common
Assets	Loans	Stock
Beginning balance, June 30, 2016	$15,640	$22,200
Purchases & Sales	269,500	121,788
Transfer out of Level 3	(15,640)	—
Change in unrealized gain (loss)	—	30,422
Ending balance, March 31, 2017	$269,500	$174,410
Net Change in Unrealized Appreciation/Depreciation for Investments in Securities Still Held at March 31, 2017	$—	$30,422

		Valuation	Unobservable
Bank Loans	Fair Value	Technique	Input
Air Methods Corp. Bridge Loan, 4/13/24	$170,000	Cost	New Issue
BWAY Holding Co. Unsecured Bridge Loan, 3/2/18	99,500	Cost	New Issue

		Valuation	Unobservable
Common Stocks	Fair Value	Technique	Input
Linn Energy, Inc.	$174,410	Broker Quote	New Issue

See accompanying Notes to Portfolios of Investments.

7

Portfolio of Investments

Touchstone Global Growth Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%

United States — 47.9%

Consumer Discretionary — 8.2%
Newell Brands Inc.	9,900	$466,983
Priceline Group, Inc. (The)*	460	818,786
Sirius XM Holdings, Inc.†	109,800	565,470

Consumer Staples — 3.2%
Monster Beverage Corp.*	15,800	729,486

Financials — 3.1%
Charles Schwab Corp. (The)	17,065	696,423

Health Care — 9.8%
Alexion Pharmaceuticals, Inc.*	2,805	340,078
Celgene Corp.*	4,150	516,384
Regeneron Pharmaceuticals, Inc.*	1,635	633,579
Zoetis, Inc.	13,905	742,110

Information Technology — 23.6%
Adobe Systems, Inc.*	7,030	914,814
Alphabet, Inc. - Class A*	1,170	991,926
Electronic Arts, Inc.*	7,950	711,684
Facebook, Inc. - Class A*	10,300	1,463,115
PayPal Holdings, Inc.*	5,740	246,935
Visa, Inc. - Class A	11,730	1,042,445
Total United States		10,880,218

Cayman Islands — 22.5%

Consumer Discretionary — 8.8%
ANTA Sports Products Ltd.	142,000	392,870
New Oriental Education & Technology Group, Inc. ADR*	4,300	259,634
Sands China Ltd.	62,000	287,407
Vipshop Holdings Ltd. ADR*	20,360	271,602
Wynn Macau Ltd.	380,400	774,770
Information Technology — 13.7%
Alibaba Group Holding Ltd. ADR*	12,150	1,310,135
NetEase, Inc. ADR	1,495	424,580
Tencent Holdings Ltd.	48,125	1,386,458
Total Cayman Islands		5,107,456

India — 5.4%

Financials — 5.4%
HDFC Bank Ltd. ADR	11,660	877,065
IndusInd Bank Ltd.	16,300	357,751
Total India		1,234,816

Jersey — 5.0%

Health Care — 5.0%
Shire PLC	19,650	1,144,946

Liberia — 3.7%

Consumer Discretionary — 3.7%
Royal Caribbean Cruises Ltd.	8,570	840,803

Switzerland — 2.6%

Financials — 2.6%
Julius Baer Group Ltd.*	11,780	588,482

Ireland — 2.4%

Health Care — 2.4%
Allergan PLC	2,275	543,543

Netherlands — 2.0%

Information Technology — 2.0%
NXP Semiconductors N.V.*	4,400	455,400

United Kingdom — 1.9%

Industrials — 1.0%
RELX PLC	11,900	232,979

Information Technology — 0.9%
Just Eat PLC*	28,700	203,274
Total United Kingdom		436,253

Belgium — 1.8%

Health Care — 1.8%
UCB SA	5,395	418,482

Thailand — 1.8%

Consumer Staples — 1.8%
CP ALL PCL	240,300	412,488

Japan — 1.3%

Consumer Staples — 1.3%
Seven & i Holdings Co. Ltd.	7,300	286,771

Spain — 1.3%

Information Technology — 1.3%
Amadeus IT Group SA	5,635	285,518
Total Common Stocks		$22,635,176

Short-Term Investment Funds — 1.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	108,216	$108,216
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	224,400	224,400
Total Short-Term Investment Funds		$332,616

8

Touchstone Global Growth Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities —101.1%
(Cost $19,746,958)	$22,967,792

Liabilities in Excess of Other Assets — (1.1%)	(252,831)

Net Assets — 100.0%	$22,714,961

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $210,120.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PCL- Public Company Limited

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
United States	$10,880,218	$—	$—	$10,880,218
Cayman Islands	2,265,951	2,841,505	—	5,107,456
India	877,065	357,751	—	1,234,816
Jersey	—	1,144,946	—	1,144,946
Liberia	840,803	—	—	840,803
Switzerland	—	588,482	—	588,482
Ireland	543,543	—	—	543,543
Netherlands	455,400	—	—	455,400
United Kingdom	—	436,253	—	436,253
Belgium	—	418,482	—	418,482
Thailand	—	412,488	—	412,488
Japan	—	286,771	—	286,771
Spain	—	285,518	—	285,518
Short-Term Investment Funds	332,616	—	—	332,616
Total	$16,195,596	$6,772,196	$—	$22,967,792

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone International Small Cap Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 105.1%

Japan — 27.9%

Consumer Discretionary — 2.1%
Adastria Co. Ltd.	149,100	$3,717,841
Nishimatsuya Chain Co. Ltd.	236,700	2,677,506

Consumer Staples — 4.6%
Coca-Cola Bottlers Japan, Inc.†	141,600	4,575,093
Lion Corp.	194,000	3,496,277
Morinaga & Co. Ltd.	57,299	2,543,817
NH Foods Ltd.	122,000	3,277,472

Financials — 2.5%
Fukuoka Financial Group, Inc.	689,000	2,992,831
Zenkoku Hosho Co. Ltd.	134,000	4,577,800

Industrials — 4.5%
Kandenko Co. Ltd.†	342,000	3,061,891
Nissha Printing Co. Ltd.†	127,800	3,038,584
Temp Holdings Co. Ltd.	188,500	3,534,363
Toda Corp.	624,000	3,761,089

Information Technology — 6.0%
Azbil Corp.	157,200	5,294,415
SCREEN Holdings Co. Ltd.	50,900	3,755,941
Square Enix Holdings Co. Ltd.	137,700	3,908,869
Ulvac, Inc.	107,000	5,001,240

Materials — 4.2%
Hitachi Chemical Co. Ltd.	99,300	2,758,412
Maruichi Steel Tube Ltd.	92,600	2,642,638
Sumitomo Bakelite Co. Ltd.	576,000	3,481,078
Teijin Ltd.	187,200	3,534,795

Real Estate — 4.0%
Leopalace21 Corp.	706,600	3,650,475
Nomura Real Estate Master Fund, Inc. REIT	2,530	3,934,923
Open House Co. Ltd.	188,300	4,528,793
Total Japan		83,746,143

France — 10.3%

Consumer Discretionary — 1.7%
Elior Group, 144a†	114,230	2,588,093
IPSOS	84,777	2,631,814

Health Care — 2.4%
Ipsen SA	72,583	7,257,020

Industrials — 1.8%
Tarkett SA	122,692	5,301,626

Information Technology — 3.0%
Alten SA	61,980	4,752,738
Worldline SA, 144a*	137,699	4,289,413

Utilities — 1.4%
Rubis SCA	41,658	4,078,652
Total France		30,899,356

Italy — 9.7%

Consumer Discretionary — 2.4%
Autogrill SpA	350,808	3,484,203
Brembo SpA	50,934	3,768,239

Financials — 2.4%
Azimut Holding SpA	223,691	3,884,495
Banca IFIS SpA	87,374	3,349,066

Health Care — 3.5%
DiaSorin SpA	70,147	4,736,931
Recordati SpA	174,872	5,926,820

Industrials — 1.4%
Interpump Group SpA	177,855	4,136,250
Total Italy		29,286,004

United Kingdom — 8.1%

Consumer Discretionary — 2.5%
JD Sports Fashion PLC	845,962	4,087,775
SSP Group PLC	667,191	3,483,285

Energy — 0.7%
Pantheon Resources PLC*†	2,079,637	2,058,401

Financials — 2.6%
Beazley PLC	823,940	4,418,295
Jupiter Fund Management PLC	610,171	3,255,534

Health Care — 1.2%
Dechra Pharmaceuticals PLC	170,050	3,566,543

Materials — 1.1%
RPC Group PLC	342,850	3,355,130
Total United Kingdom		24,224,963

Australia — 5.3%

Energy — 1.1%
WorleyParsons Ltd.*	401,592	3,375,968

Information Technology — 1.1%
Link Administration Holdings Ltd.	555,366	3,279,510

Materials — 2.2%
BlueScope Steel Ltd.	374,373	3,509,647
Sims Metal Management Ltd.	333,015	3,144,674

Real Estate — 0.9%
Aveo Group	1,015,929	2,490,087
Total Australia		15,799,886

Germany — 4.8%

Consumer Discretionary — 2.0%
Grammer AG	51,664	3,174,992
Hella KGaA Hueck & Co.	64,620	2,863,297

10

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 105.1% (Continued)

Germany — (Continued)

Financials — 0.5%
AURELIUS Equity Opportunities SE & Co. KGaA†	38,023	$1,651,108

Industrials — 1.1%
KION Group AG	48,394	3,158,840

Materials — 1.2%
Salzgitter AG	98,922	3,575,695
Total Germany		14,423,932

Canada — 4.7%

Energy — 0.8%
Raging River Exploration, Inc.*	341,353	2,394,874

Industrials — 1.8%
Aecon Group, Inc.†	247,637	3,197,298
Boyd Group Income Fund†	35,590	2,269,721

Materials — 1.0%
Intertape Polymer Group, Inc.	160,887	2,828,543

Utilities — 1.1%
Superior Plus Corp.	348,682	3,382,335
Total Canada		14,072,771

Sweden — 4.5%

Industrials — 2.8%
Intrum Justitia AB	143,068	5,340,711
Peab AB	313,965	2,994,729

Information Technology — 0.8%
NetEnt AB	300,243	2,409,839

Real Estate — 0.9%
Hemfosa Fastigheter AB	303,691	2,707,670
Total Sweden		13,452,949

Switzerland — 4.4%

Financials — 2.6%
Cembra Money Bank AG	95,601	7,907,495

Industrials — 1.8%
dormakaba Holding AG	2,918	2,322,382
Georg Fischer AG	3,433	3,121,312
Total Switzerland		13,351,189

Luxembourg — 4.4%

Energy — 0.9%
Subsea 7 SA*	179,919	2,792,303

Industrials — 1.1%
Stabilus SA	53,280	3,433,092

Materials — 1.1%
APERAM SA	67,324	3,356,678

Real Estate — 1.3%
Grand City Properties SA	203,530	3,744,169
Total Luxembourg		13,326,242

Ireland — 3.7%

Consumer Staples — 1.1%
Greencore Group PLC	1,059,121	3,257,777

Health Care — 1.5%
UDG Healthcare PLC	517,030	4,547,453

Industrials — 1.1%
Kingspan Group PLC	108,558	3,463,298
Total Ireland		11,268,528

South Korea — 2.3%

Consumer Discretionary — 0.8%
Mando Corp.	10,850	2,517,728

Industrials — 1.5%
Doosan Bobcat, Inc.	134,405	4,411,597
Total South Korea		6,929,325

Netherlands — 2.3%

Financials — 1.1%
ASR Nederland NV*	116,854	3,331,544

Information Technology — 1.2%
ASM International NV	63,104	3,538,479
Total Netherlands		6,870,023

Taiwan — 2.2%

Information Technology — 2.2%
Lite-On Technology Corp.	1,887,000	3,252,547
Sinbon Electronics Co. Ltd.	1,372,702	3,370,842
Total Taiwan		6,623,389

Singapore — 2.0%

Industrials — 2.0%
BOC Aviation Ltd., 144a	478,400	2,552,354
SATS Ltd.	953,500	3,326,361
Total Singapore		5,878,715

Isle of Man — 1.6%

Information Technology — 1.6%
Paysafe Group PLC*	813,582	4,769,568

United States — 1.5%

Information Technology — 1.5%
Kulicke & Soffa Industries, Inc.*	225,686	4,585,940

11

Touchstone International Small Cap Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 105.1% (Continued)

Jersey — 1.4%

Industrials — 1.4%
Wizz Air Holdings PLC, 144a*	201,587	$4,144,637

Cayman Islands — 1.1%

Health Care — 1.1%
China Medical System Holdings Ltd.	1,916,000	3,399,103

Bermuda — 1.0%

Consumer Discretionary — 1.0%
Skyworth Digital Holdings Ltd.	4,430,000	2,920,626

Denmark — 0.6%

Consumer Staples — 0.6%
Royal Unibrew A/S	44,084	1,856,641

Norway — 0.6%

Consumer Staples — 0.6%
Salmar ASA	81,856	1,765,134

Spain — 0.5%

Consumer Discretionary — 0.5%
Atresmedia Corp. de Medios de Comunicacion SA	124,182	1,566,688

Faroe Islands — 0.2%

Consumer Staples — 0.2%
Bakkafrost P/F	21,831	675,253
Total Common Stocks		$315,837,005

Exchange Traded Fund — 1.1%

United States — 1.1%
iShares MSCI EAFE Small - Cap ETF	59,746	3,234,648

Short-Term Investment Funds — 4.5%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	2,009	$2,009
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	13,596,014	13,596,014
Total Short-Term Investment Funds		$13,598,023

Total Investment Securities —110.7%
(Cost $294,211,222)		$332,669,676

Liabilities in Excess of Other Assets — (10.7%)		(32,188,581)

Net Assets — 100.0%		$300,481,095

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $12,918,946.

∞	Open-End Fund

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

PLC - Public Limited Company

REIT- Real Estate Investment Trust

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, these securities were valued at $13,574,497 or 4.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

12

Touchstone International Small Cap Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

	Level 1	Level 2	Level 3	Total

Common Stocks
Japan	$—	$83,746,143	$—	$83,746,143
France	16,975,591	13,923,765	—	30,899,356
Italy	25,401,509	3,884,495	—	29,286,004
United Kingdom	13,526,524	10,698,439	—	24,224,963
Australia	3,144,674	12,655,212	—	15,799,886
Germany	—	14,423,932	—	14,423,932
Canada	14,072,771	—	—	14,072,771
Sweden	5,340,711	8,112,238	—	13,452,949
Switzerland	7,907,495	5,443,694	—	13,351,189
Luxembourg	3,433,092	9,893,150	—	13,326,242
Ireland	8,010,751	3,257,777	—	11,268,528
South Korea	2,517,728	4,411,597	—	6,929,325
Netherlands	3,331,544	3,538,479	—	6,870,023
Taiwan	—	6,623,389	—	6,623,389
Singapore	3,326,361	2,552,354	—	5,878,715
Isle of Man	—	4,769,568	—	4,769,568
United States	4,585,940	—	—	4,585,940
Jersey	4,144,637	—	—	4,144,637
Cayman Islands	—	3,399,103	—	3,399,103
Bermuda	—	2,920,626	—	2,920,626
Denmark	1,856,641	—	—	1,856,641
Norway	—	1,765,134	—	1,765,134
Spain	—	1,566,688	—	1,566,688
Faroe Islands	—	675,253	—	675,253
Exchange Traded Fund	3,234,648	—	—	3,234,648
Short-Term Investment Funds	13,598,023	—	—	13,598,023
Total	$134,408,640	$198,261,036	$—	$332,669,676

At March 31, 2017, equity securities valued at $32,725,546 were transferred from Level 2 to Level 1. Transfers from Level 1 to Level 2 are due to movements of a designated U.S. market index, triggering a systematic valuation model, provided by an independent third party, when required confidence levels are achieved to fair value the international equity securities. Transfers from Level 2 to Level 1 occur when there is no longer movement of the designated U.S. market index or required confidence levels were not reached in the systematic model.

See accompanying Notes to Portfolios of Investments.

13

Portfolio of Investments

Touchstone Large Cap Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

Financials — 23.9%
Alleghany Corp.*	19,553	$12,018,447
Bank of America Corp.	220,949	5,212,187
Berkshire Hathaway, Inc. - Class B*	136,064	22,679,148
BlackRock, Inc.	30,652	11,755,349
Progressive Corp. (The)	321,225	12,585,595
Wells Fargo & Co.	224,069	12,471,681
		76,722,407

Consumer Discretionary — 21.5%
CarMax, Inc.*	215,052	12,735,379
Carnival Corp. (Panama)	260,394	15,339,811
Dollar Tree, Inc.*	177,975	13,963,918
Lowe's Cos., Inc.	99,902	8,212,943
NIKE, Inc. - Class B	172,710	9,625,128
O'Reilly Automotive, Inc.*	34,820	9,395,829
		69,273,008

Industrials — 16.5%
Deere & Co.	96,728	10,529,810
FedEx Corp.	35,745	6,975,637
General Dynamics Corp.	74,357	13,919,630
General Electric Co.	135,040	4,024,192
Norfolk Southern Corp.	99,610	11,153,332
Southwest Airlines Co.	123,195	6,622,963
		53,225,564

Information Technology — 15.0%
Alphabet, Inc. - Class C*	13,010	10,792,576
Apple, Inc.	113,135	16,252,974
Cisco Systems, Inc.	256,002	8,652,868
Visa, Inc. - Class A	139,547	12,401,542
		48,099,960

Consumer Staples — 8.2%
Altria Group, Inc.	186,925	13,350,183
Coca-Cola Co. (The)	148,073	6,284,218
Edgewell Personal Care Co.*	91,152	6,666,857
		26,301,258

Health Care — 6.1%
Bristol-Myers Squibb Co.	131,229	7,136,233
Eli Lilly & Co.	146,566	12,327,666
		19,463,899

Materials — 3.7%
NewMarket Corp.	26,492	12,006,969

Energy — 2.3%
Chevron Corp.	69,291	7,439,775

Telecommunication Services — 1.7%
Verizon Communications, Inc.	113,594	5,537,708
Total Common Stocks		$318,070,548

Short-Term Investment Fund — 0.6%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	1,981,734	1,981,734

Total Investment Securities —99.5%
(Cost $274,923,010)		$320,052,282

Other Assets in Excess of Liabilities — 0.5%		1,510,670

Net Assets — 100.0%		$321,562,952

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$318,070,548	$—	$—	$318,070,548
Short-Term Investment Fund	1,981,734	—	—	1,981,734
Total	$320,052,282	$—	$—	$320,052,282

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Large Company Growth Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Information Technology — 48.4%
Adobe Systems, Inc.*	79,375	$10,329,069
Alibaba Group Holding Ltd. ADR*	105,775	11,405,718
Alphabet, Inc. - Class A*	15,150	12,844,170
Automatic Data Processing, Inc.	48,625	4,978,714
Electronic Arts, Inc.*	81,100	7,260,072
Facebook, Inc. - Class A*	95,700	13,594,185
FleetCor Technologies, Inc.*	31,325	4,743,545
NXP Semiconductors N.V. (Netherlands)*	40,200	4,160,700
PayPal Holdings, Inc.*	49,825	2,143,471
Tencent Holdings Ltd. ADR	413,800	11,942,268
Visa, Inc. - Class A	117,175	10,413,342
		93,815,254

Health Care — 21.0%
Alexion Pharmaceuticals, Inc.*	36,516	4,427,200
Allergan PLC (Ireland)	27,700	6,618,084
Celgene Corp.*	51,100	6,358,373
Regeneron Pharmaceuticals, Inc.*	19,250	7,459,568
Shire PLC ADR	43,725	7,618,207
Zoetis, Inc.	154,425	8,241,662
		40,723,094

Consumer Discretionary — 20.1%
Dollar Tree, Inc.*	46,925	3,681,735
Newell Brands, Inc.	117,900	5,561,343
Priceline Group, Inc. (The)*	5,300	9,433,841
Royal Caribbean Cruises Ltd. (Liberia)	82,550	8,098,980
Sirius XM Holdings, Inc.†	890,000	4,583,500
Starbucks Corp.	61,900	3,614,341
Wynn Resorts Ltd.	34,925	4,002,754
		38,976,494

Financials — 6.0%
Affiliated Managers Group, Inc.	34,350	5,631,339
Charles Schwab Corp. (The)	146,200	5,966,422
		11,597,761

Consumer Staples — 3.5%
Monster Beverage Corp.*	148,075	6,836,623
Total Common Stocks		$191,949,226

Short-Term Investment Funds — 2.2%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	1,506,864	1,506,864
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%** ∞Ω	2,746,553	2,746,553
Total Short-Term Investment Funds		$4,253,417

Total Investment Securities —101.2%
(Cost $147,110,574)		$196,202,643

Liabilities in Excess of Other Assets — (1.2%)		(2,250,243)

Net Assets — 100.0%		$193,952,400

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $2,584,764.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$191,949,226	$—	$—	$191,949,226
Short-Term Investment Funds	4,253,417	—	—	4,253,417
Total	$196,202,643	$—	$—	$196,202,643

See accompanying Notes to Portfolios of Investments.

15

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – March 31, 2017 (Unaudited)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Fixed Rate Revenue Bonds — 61.4%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$575,360
2,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth) Ser B	5.125	01/01/28	2,120,380
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	428,051
650,000	Greene Co OH Hosp Fac Rev (Kettering Health Network)	5.125	04/01/29	686,277
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	711,704
345,000	Univ of Toledo OH Ser B	5.000	06/01/29	384,313
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	865,928
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	554,425
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children's Hosp)	5.000	05/15/30	1,199,800
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,084,240
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,087,430
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	546,125
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,108,890
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	822,412
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,066,190
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,123,970
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,124,470
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,167,357
500,000	OH St Univ Ser A	4.000	12/01/32	526,260
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	173,529
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	289,618
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,215,151
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,120,650
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/33	269,145
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,256,220
525,000	OH St Univ Ser A	4.000	12/01/33	550,027
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	276,117
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	700,244
250,000	Warren Co OH Hlth Care Facs Rev (Ref & Impt Otterbein Homes)	5.000	07/01/34	268,325
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	573,450
570,000	Miami Univ OH (Ref)	5.000	09/01/35	649,766
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,211,413
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	554,725
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	548,886
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	221,282
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	542,440
350,000	Warren Co OH Hlth Care Facs Rev (Ref Otterbein Homes) Ser A	5.000	07/01/36	377,916
765,000	Columbus-Franklin Co Fin Auth (Ref Dublin Bridge Park West Ga)	4.000	11/15/36	733,788
250,000	Marysville OH Wst Wtr Treatment (Ref)	4.000	12/01/37	253,833
800,000	OH St Hosp Rev (Ref Univ Hosp Hlth System) Ser A	5.000	01/15/41	869,792
	Total Fixed Rate Revenue Bonds			$30,839,899

	Pre-refunded/Escrowed to Maturity — 18.5%
1,000,000	Lakewood OH CSD (Sch Facs Impt) UTGO Pre-refunded @ $100	5.000	12/01/17	1,027,060
1,000,000	Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways) Ser B Pre-refunded @ $100	5.000	04/01/18	1,040,070
1,000,000	Mount Healthy OH CSD (Sch Impt) UTGO Pre-refunded @ $100	5.000	06/01/18	1,045,830
1,500,000	Reynoldsburg OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	5.250	06/01/18	1,573,935
1,000,000	OH St Hgr Edl Fac Commis (Xavier Univ) Ser C Pre-refunded @ $100	5.750	11/01/18	1,073,580
1,000,000	Columbus OH CSD (Sch Facs Constr & Impt) UTGO Pre-refunded @ $100	4.500	06/01/19	1,072,000
1,000,000	Franklin Co OH Hosp Rev Impt (Nationwide Childrens Hosp Impt) Pre-refunded @ $100	4.750	11/01/19	1,089,910

16

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal		Interest	Maturity	Market
Amount		Rate	Date	Value

	Pre-refunded/Escrowed to Maturity—18.5% (Continued)
$895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875%	12/01/19	$980,705
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	11/12/23	413,808
	Total Pre-refunded/Escrowed to Maturity			$9,316,898

	General Obligation Bonds — 17.4%
1,185,000	Delaware OH LTGO	5.000	12/01/28	1,188,650
850,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,075,922
320,000	Brookfield OH LSD (Sch Facs Impt) UTGO	5.000	01/15/30	329,302
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO	5.000	06/01/31	1,647,060
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,138,570
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	319,881
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A	5.000	11/01/33	282,595
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	391,903
500,000	Elyria OH CSD (Ref) UTGO	4.000	12/01/34	518,950
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	566,830
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	493,420
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	226,728
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	572,440
	Total General Obligation Bonds			$8,752,251

	Variable Rate Demand Notes(A) — 1.4%
700,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser C (LOC: Union Bank NA)	0.850	06/01/34	700,000

	Total Investment Securities —98.7%
	(Cost $47,432,310)			$49,609,048

	Other Assets in Excess of Liabilities — 1.3%			661,376

	Net Assets — 100.0%			$50,270,424

(A)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The maturity dates shown are the final maturity dates. The interest rates shown are the coupon rates in effect at March 31, 2017.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.

17

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

As of March 31, 2017, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of March 31, 2017, there were no investments of 10% or greater in any one issuer held by the Fund.

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,609,048	$—	$49,609,048

See accompanying Notes to Portfolios of Investments.

18

Portfolio of Investments

Touchstone Small Cap Value Opportunities Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.8%

Financials — 29.2%
Bancorp, Inc. (The)*	145,860	$743,886
BofI Holding, Inc.*†	54,700	1,429,311
Boston Private Financial Holdings, Inc.	110,000	1,804,000
Columbia Banking System, Inc.	46,800	1,824,732
Cowen Group, Inc. - Class A*	99,975	1,494,626
Customers Bancorp, Inc.*	65,520	2,065,846
Federated National Holding Co.	55,700	970,851
First Bancorp/Southern Pines NC	36,900	1,080,801
First Busey Corp.	64,100	1,884,540
First Cash, Inc.	34,500	1,695,675
Green Dot Corp. - Class A*	46,400	1,547,904
Greenlight Capital Re Ltd. (Cayman Islands) - Class A*	70,200	1,551,420
Homestreet, Inc.*	74,300	2,076,685
Maiden Holdings Ltd. (Bermuda)	113,000	1,582,000
MBIA, Inc.*	156,200	1,323,014
Nationstar Mortgage Holdings, Inc.*†	85,800	1,352,208
Popular, Inc. (Puerto Rico)	28,800	1,173,024
Radian Group, Inc.	84,500	1,517,620
Republic First Bancorp, Inc.*	83,600	693,880
Simmons First National Corp. - Class A	32,200	1,775,830
South State Corp.	17,100	1,527,885
Stewart Information Services Corp.	30,100	1,329,818
Stifel Financial Corp.*	25,900	1,299,921
Texas Capital Bancshares, Inc.*	25,000	2,086,250
		35,831,727

Industrials — 17.9%
Air Transport Services Group, Inc.*	95,400	1,531,170
Allegiant Travel Co.	10,700	1,714,675
Apogee Enterprises, Inc.	14,700	876,267
Celadon Group, Inc.†	125,900	824,645
Comfort Systems USA, Inc.	49,800	1,825,170
Covanta Holding Corp.	104,000	1,632,800
DigitalGlobe, Inc.*	42,000	1,375,500
EnerSys, Inc.	16,500	1,302,510
Engility Holdings, Inc.*	40,800	1,180,752
Interface, Inc.	85,000	1,619,250
ITT, Inc.	39,100	1,603,882
Navigant Consulting, Inc.*	84,100	1,922,526
Steelcase, Inc. - Class A	63,400	1,061,950
Tutor Perini Corp.*	40,100	1,275,180
Viad Corp.	21,950	992,140
YRC Worldwide, Inc.*	107,400	1,182,474
		21,920,891

Consumer Discretionary — 12.0%
AMC Entertainment Holdings, Inc. - Class A	47,400	1,490,730
Barnes & Noble, Inc.†	64,200	593,850
Bloomin' Brands, Inc.	76,900	1,517,237
Boot Barn Holdings, Inc.*†	88,600	876,254
Finish Line, Inc. (The) - Class A	61,000	868,030
Gentherm, Inc.*	47,900	1,880,075
Jamba, Inc.*†	43,400	392,770
Motorcar Parts of America, Inc.*	40,100	1,232,273
New Media Investment Group, Inc.	65,687	933,412
Red Robin Gourmet Burgers, Inc.*	28,100	1,642,445
SeaWorld Entertainment, Inc.	90,900	1,660,743
TRI Pointe Group, Inc.*	123,900	1,553,706
		14,641,525

Information Technology — 11.3%
Blackhawk Network Holdings, Inc.*	33,400	1,356,040
CACI International, Inc. - Class A*	7,475	876,818
CalAmp Corp.*	66,300	1,113,177
ChipMOS Technologies Inc. ADR	34,396	610,529
Diebold Nixdorf, Inc.	59,600	1,829,720
Methode Electronics, Inc.	36,400	1,659,840
Oclaro, Inc.*	90,500	888,710
Semtech Corp.*	42,500	1,436,500
ShoreTel, Inc.*	164,900	1,014,135
Super Micro Computer, Inc.*	35,800	907,530
Synchronoss Technologies, Inc.*	38,000	927,200
TiVo Corp.	66,816	1,252,800
		13,872,999

Real Estate — 7.2%
Columbia Property Trust, Inc. REIT	57,300	1,274,925
Equity Commonwealth REIT*	68,000	2,122,960
FelCor Lodging Trust, Inc. REIT	265,900	1,996,909
HFF, Inc. - Class A	39,700	1,098,499
New Senior Investment Group, Inc. REIT	121,116	1,235,383
Retail Opportunity Investments Corp. REIT	53,800	1,131,414
		8,860,090

Energy — 4.8%
Aegean Marine Petroleum Network, Inc.
(Marshall Islands)†	97,000	1,168,850
Basic Energy Services, Inc.*	40,600	1,354,416
Delek U.S. Holdings, Inc.	52,700	1,279,029
Newpark Resources, Inc.*	99,800	808,380
Ring Energy, Inc.*	115,800	1,252,956
		5,863,631

Consumer Staples — 4.2%
Andersons, Inc. (The)	44,500	1,686,550
Casey's General Stores, Inc.	12,400	1,391,900
MGP Ingredients, Inc.†	17,200	932,756
United Natural Foods, Inc.*	26,800	1,158,564
		5,169,770

Materials — 4.0%
Compass Minerals International, Inc.	22,500	1,526,625
Ferro Corp.*	127,900	1,942,801
Ferroglobe PLC (United Kingdom)	142,900	1,476,157
Ferroglobe Representation and Warranty Insurance Trust	173,700	—
		4,945,583

Health Care — 3.8%
AMN Healthcare Services, Inc.*	35,125	1,426,075
Anika Therapeutics, Inc.*	6,600	286,704

19

Touchstone Small Cap Value Opportunities Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.8% (Continued)

Health Care — (Continued)
BioTelemetry, Inc.*	35,600	$1,030,620
Lannett Co., Inc.*†	28,200	630,270
Tivity Health, Inc.*	44,900	1,306,590
		4,680,259

Utilities — 2.3%
NorthWestern Corp.	22,700	1,332,490
Portland General Electric Co.	32,100	1,425,882
		2,758,372

Telecommunication Services — 1.1%
Vonage Holdings Corp.*	211,900	1,339,208
Total Common Stocks		$119,884,055

Short-Term Investment Funds — 8.3%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	2,873,051	2,873,051
Invesco Government & Agency
Portfolio, Institutional Class,
0.61%**∞Ω	7,334,663	7,334,663
Total Short-Term Investment Funds		$10,207,714

Total Investment Securities — 106.1%
(Cost $118,877,982)		$130,091,769

Liabilities in Excess of Other Assets — (6.1%)		(7,535,353)

Net Assets — 100.0%		$122,556,416

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2017 was $7,046,626.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$119,884,055	$—	$—	$119,884,055
Short-Term Investment Funds	10,207,714	—	—	10,207,714
Total	$130,091,769	$—	$—	$130,091,769

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Value Fund – March 31, 2017 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Health Care — 22.8%
Anthem, Inc.	70,660	$11,685,751
Cardinal Health, Inc.	103,700	8,456,735
Express Scripts Holding Co.*	124,218	8,187,208
Johnson & Johnson	85,540	10,654,007
Medtronic PLC (Ireland)	163,171	13,145,056
Merck & Co., Inc.	125,629	7,982,467
Pfizer, Inc.	307,239	10,510,646
Sanofi ADR	171,428	7,757,117
Teva Pharmaceutical Industries Ltd. ADR	195,738	6,281,232
UnitedHealth Group, Inc.	33,339	5,467,929
		90,128,148

Financials — 18.7%
American Express Co.	103,142	8,159,564
American International Group, Inc.	159,977	9,987,364
Bank of America Corp.	381,864	9,008,172
Citigroup, Inc.	151,889	9,086,000
JPMorgan Chase & Co.	142,981	12,559,451
PNC Financial Services Group, Inc. (The)	24,960	3,001,190
State Street Corp.	46,205	3,678,380
Wells Fargo & Co.	240,432	13,382,445
Xl Group Ltd.(Bermuda)	131,500	5,241,590
		74,104,156

Energy — 11.5%
BP PLC ADR	327,746	11,313,792
Chevron Corp.	70,700	7,591,059
ConocoPhillips	220,026	10,972,697
Occidental Petroleum Corp.	133,230	8,441,453
Phillips 66	89,243	7,069,830
		45,388,831

Industrials — 10.2%
General Dynamics Corp.	37,164	6,957,101
Honeywell International, Inc.	49,906	6,231,762
Johnson Controls International PLC (Ireland)	274,841	11,576,303
Norfolk Southern Corp.	25,500	2,855,235
Raytheon Co.	21,468	3,273,870
United Technologies Corp.	85,100	9,549,071
		40,443,342

Information Technology — 10.1%
Microsoft Corp.	143,194	9,430,757
Oracle Corp.	273,873	12,217,475
Qualcomm, Inc.	180,108	10,327,393
Texas Instruments, Inc.	98,389	7,926,218
		39,901,843

Consumer Staples — 9.4%
Altria Group, Inc.	162,688	11,619,177
CVS Health Corp.	157,800	12,387,300
Philip Morris International, Inc.	117,945	13,315,990
		37,322,467

Consumer Discretionary — 6.2%
Carnival Corp. (Panama)	106,659	6,283,282
Lowe's Cos., Inc.	93,242	7,665,425
Target Corp.	75,595	4,172,088
Twenty-First Century Fox, Inc. - Class A	203,900	6,604,321
		24,725,116

Materials — 4.2%
Air Products & Chemicals, Inc.	88,100	11,919,049
EI du Pont de Nemours & Co.	56,500	4,538,645
		16,457,694

Telecommunication Services — 3.5%
AT&T, Inc.	95,859	3,982,941
Verizon Communications, Inc.	205,651	10,025,486
		14,008,427
Total Common Stocks		$382,480,024

Short-Term Investment Fund — 3.6%
Dreyfus Government Cash
Management, Institutional Shares,
0.66%∞Ω	14,167,943	14,167,943

Total Investment Securities —100.2%
(Cost $304,712,134)		$396,647,967

Liabilities in Excess of Other Assets — (0.2%)		(801,821)

Net Assets — 100.0%		$395,846,146

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2017.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

21

Touchstone Value Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$382,480,024	$—	$—	$382,480,024
Short-Term Investment Fund	14,167,943	—	—	14,167,943
Total	$396,647,967	$—	$—	$396,647,967

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments

March 31, 2017 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 –	quoted prices in active markets for identical securities

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2017, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Credit Opportunities Fund held Level 3 categorized securities during the period ended March 31, 2017. Refer to the Portfolio of Investments for a reconciliation of Level 3 holdings.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2017, there were no transfers between Levels 1, 2 and 3 for all Funds, except as discussed in the Portfolio of Investments of the Credit Opportunities Fund and the International Small Cap Fund.

During the period ended March 31, 2017, there were no significant changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades.To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2.The Credit Opportunities Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing

23

Notes to Portfolios of Investments (Unaudited) (Continued)

service in accordance with the Fund’s valuation policies and procedures approved by the Board, and are generally categorized in Level 2. The Credit Opportunities Fund’s investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with a remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans — The Credit Opportunities Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned.These loans pay interest at rates which are periodically

24

Notes to Portfolios of Investments (Unaudited) (Continued)

reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents mark to market of the unfunded portion of the Fund’s bank loans. As of March 31, 2017, the Credit Opportunities Fund had the following unfunded loan commitments.

Unfunded
Loan
Commitments
Century Link Inc	$85,000
Pardus Oil and Gas LLC	10,790
$95,790

Collateralized Loan Obligations —The Credit Opportunities Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield.The riskiest segment is the subordinated or “equity” tranche.This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Securities sold short — The Credit Opportunities Fund engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which

25

Notes to Portfolios of Investments (Unaudited) (Continued)

the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of March 31, 2017, the Credit Opportunities Fund held securities sold short with a fair value of $(523,324) and pledged securities with a fair value of $1,882,625 as collateral and cash collateral of $159,773 for securities sold short.

Options — The Credit Opportunities Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts.There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default.

As of March 31, 2017, the Credit Opportunities Fund did not hold any options.

Foreign currency translation —The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

During the period ended March 31, 2017, the Credit Opportunities Fund used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and/or adjust exposure to foreign currencies.

Real Estate Investment Trusts— The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

For the period ended March 31, 2017, the average quarterly balance of outstanding derivative financial instruments were as follows:

	Credit
	Opportunities
	Fund
Equity Contracts:
Purchased Options - Cost	$3,266
Written Options - Premiums Received	—	*
Forward foreign currency contracts:
Average number of contracts	1
Average U.S. dollar amount delivered	$167,355

* The Fund held no written options contracts at each quarter end.

Portfolio securities loaned— Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved investment vehicle is subject to market risk.

27

Notes to Portfolios of Investments (Unaudited) (Continued)

As of March 31, 2017, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Global Growth Fund	Common Stocks	$210,120	$224,400	$14,280
International Small Cap Fund	Common Stocks	12,918,946	13,596,014	677,068
Large Company Growth Fund	Common Stocks	2,584,764	2,746,553	161,789
Small Cap Value Opportunities Fund	Common Stocks	7,046,626	7,334,663	288,037

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Funds in its custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2017, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation/
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Credit Opportunities Fund	$53,253,600	$1,838,463	$(474,413)	$1,364,050
Global Growth Fund	19,746,958	3,394,000	(173,166)	3,220,834
International Small Cap Fund	294,211,222	45,522,684	(7,064,230)	38,458,454
Large Cap Fund	274,923,010	48,519,015	(3,389,743)	45,129,272
Large Company Growth Fund	147,110,574	52,746,740	(3,654,671)	49,092,069
Ohio Tax-Free Bond Fund	47,432,310	2,403,720	(226,982)	2,176,738
Small Cap Value Opportunities Fund	118,877,982	19,852,850	(8,639,063)	11,213,787
Value Fund	304,712,134	100,555,095	(8,619,262)	91,935,833

28

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 26, 2017

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 26, 2017

* Print the name and title of each signing officer under his or her signature.